Mineral Property Interests (Details Narrative) - CAD ($)		12 Months Ended
	Jun. 08, 2021	Jul. 31, 2021	Jul. 07, 2021	Feb. 01, 2021	Mar. 26, 2020	Dec. 06, 2019
Statement [Line Items]
Shares issued for business acquisition			1,000,000		13,636,365	1,800,000
Impala Capital Corp. [Member]
Statement [Line Items]
Cash payment made for acquisition	$ 105,000
Ownership interest, percentage	100.00%
Shares issued for business acquisition	1,000,000
Shares issued for acquisition, amount	$ 210,000
Resale restricted period	4 years
Pre-existing NSR		2.50%
Portion of NSR puchased, percentage		1.50%
Portion of NSR puchased, amount		$ 1,500,000
NSR, annual advance payment paid		$ 25,000
Angel's Camp Property
Statement [Line Items]
Return royalty payable percentage		1.00%
Nominal amount from royalty		$ 1
Royalty sold, percentage				100.00%
Royalty sold, amount				$ 150,000
Selling cost in transaction				12,756
Angel's Camp Property | Arms Length Party [Member]
Statement [Line Items]
Selling cost in transaction				10,000
Angel's Camp Property | CEO [Member]
Statement [Line Items]
Selling cost in transaction				$ 2,500